FINANCIAL STATEMENT EFFECTS OF RATE REGULATION	12 Months Ended
Dec. 31, 2013
FINANCIAL STATEMENT EFFECTS OF RATE REGULATION
FINANCIAL STATEMENT EFFECTS OF RATE REGULATION

6.          FINANCIAL STATEMENT EFFECTS OF RATE REGULATION

GENERAL INFORMATION ON RATE REGULATION AND ITS ECONOMIC EFFECTS

A number of businesses within the Company are subject to regulation. The Company’s significant regulated businesses and related accounting impacts are described below.

Canadian Mainline

Canadian Mainline includes the Canadian portion of the mainline system and is subject to regulation by the NEB. Canadian Mainline tolls (excluding Lines 8 and 9) are currently governed by the 10-year CTS, which establishes a Canadian Local Toll for all volumes shipped on the Canadian Mainline and an International Joint Tariff for all volumes shipped from western Canadian receipt points to delivery points on the Lakehead System and delivery points on the Canadian Mainline downstream of the Lakehead System. The CTS was negotiated with shippers in accordance with NEB guidelines, was approved by the NEB in June 2011 and took effect July 1, 2011. Under the CTS, a regulatory asset is recognized to offset deferred income taxes as a NEB rate order governing flow-through income tax treatment permits future recovery. No other material regulatory assets or liabilities are recognized under the terms of the CTS.

Prior to July 1, 2011, the effective date of the CTS, the Incentive Tolling Settlement (ITS) defined the methodology for calculation of tolls on the core component of the Canadian Mainline. Toll adjustments for variances from requirements defined in the ITS were filed annually with the regulator for approval, and regulatory assets and liabilities were recognized to the extent amounts were recoverable from or payable to customers through future rates. Surcharges were also determined for a number of system expansion components and were added to the base toll determined for the core system.

Southern Lights

The United States portion of the Southern Lights Pipeline (Southern Lights US) is regulated by the FERC and the Canadian portion of the Southern Lights Pipeline (Southern Lights Canada) is regulated by the NEB. Shippers on the Southern Lights Pipeline are subject to long-term transportation contracts under a cost of service toll methodology. Toll adjustments are filed annually with the regulators. Tariffs provide for recovery of all operating and debt financing costs, plus a pre-determined after-tax rate of return on equity (ROE) of 10%. Southern Lights Pipeline tolls are based on a deemed 70% debt and 30% equity structure.

Enbridge Gas Distribution

EGD’s gas distribution operations are regulated by the OEB. For the year ended December 31, 2013, rates were set pursuant to an OEB approved settlement agreement and decision (the 2013 Settlement) related to its 2013 cost of service rate application. The 2013 Settlement retained the previous deemed equity level but provided for an increase in the allowed ROE. The 2013 Settlement further retained the flow-through nature of the cost of natural gas supply and several other cost categories. The earnings sharing mechanism, which was previously in effect under revenue cap incentive regulation (IR), did not apply to the 2013 Settlement.

Prior to 2013, EGD operated under an IR mechanism, calculated on a revenue per customer basis, with the OEB for a five-year period between 2008 and 2012. Under the IR mechanism, the Company was allowed to earn and fully retain 100 basis points (bps) over the base return. Any return over 100 bps was required to be shared with customers on an equal basis.

EGD’s after-tax rate of return on common equity embedded in rates was 8.9% for the year ended December 31, 2013 (2012 - 8.4%) based on a 36% deemed common equity component of capital for regulatory purposes (2012 - 36%).

The 2013 Settlement established the right to recover an existing OPEB liability of approximately $89 million ($63 million after-tax) over a 20-year time period commencing in 2013. The gain was presented within Other income/(expense) on the Consolidated Statements of Earnings for the year ended December 31, 2012. The 2013 Settlement further provided for OPEB and pension costs, determined on an accrual basis, to be recovered in rates.

In July 2013, EGD filed an application with the OEB for the setting of rates through a customized IR mechanism for the period of 2014 through 2018. A decision is anticipated by the second quarter of 2014.

Enbridge Gas New Brunswick

Enbridge Gas New Brunswick (EGNB) is regulated by the EUB and currently sets tolls at the lower of market-based or cost of service rates. As at December 31, 2011, EGNB discontinued rate-regulated accounting due to amendments in the rate setting methodology enacted by the Government of New Brunswick, and consequently wrote-off a deferred regulatory asset of $180 million and a regulatory asset with respect to capitalized operating costs of $103 million, net of an income tax recovery of $21 million. The write-off of $262 million, net of tax, was presented as an extraordinary loss on the Consolidated Statements of Earnings for the year ended December 31, 2011.

FINANCIAL STATEMENT EFFECTS

Accounting for rate-regulated activities has resulted in the recognition of the following significant regulatory assets and liabilities:

December 31,	2013	2012
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes[1]	727	598
Tolling deferrals[2]	(36)	(33)
Recoverable income taxes[3]	42	40
Gas Distribution
Deferred income taxes[4]	214	201
Transaction services deferral[5]	(51)	(26)
Future removal and site restoration reserves[6]	(929)	(882)
Pension plans and OPEB[7]	94	212
Sponsored Investments
Deferred income taxes[1]	28	39
Transportation revenue adjustments[8]	33	19

1

The asset represents the regulatory offset to deferred income tax liabilities that are expected to be recovered under flow-through income tax treatment. The recovery period depends on future reversal of temporary differences.

2

The liability reflects net tax benefits expected to be refunded through future transportation tolls on Southern Lights Canada. The balance is expected to accumulate for approximately nine years before being refunded through tolls.

3

The asset represents future revenues to be collected from shippers for Southern Lights US to recover federal income taxes payable on the equity component of AFUDC. The recovery period is approximately 30 years.

4

The asset represents the regulatory offset to deferred income tax liabilities to the extent that deferred income taxes are expected to be recovered or refunded through regulator-approved rates. The recovery period depends on future temporary differences. Deferred income taxes in Gas Distribution are excluded from the rate base and do not earn a return on equity.

5

The transaction services deferral represents the customer portion of additional earnings generated from optimization of storage and pipeline capacity. The balance is expected to be refunded to customers in the following year.

6

The future removal and site restoration reserves balance results from amounts collected from customers by certain businesses, with the approval of the regulator, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment. The balance represents the amount that has been collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur as future removal and site restoration costs are incurred.

7

The pension plans and OPEB balances represent the regulatory offset to pension plan and OPEB obligations to the extent the amounts are expected to be collected from customers in future rates. An OPEB balance of $89 million is being collected over a 20-year period which commenced in 2013, whereas the settlement period for the pension regulatory asset is not determinable. The balances are excluded from the rate base and do not earn a return on equity.

8

Transportation revenue adjustments are the cumulative differences between actual expenses incurred and estimated expenses included in transportation tolls. Transportation revenue adjustments are not included in the rate base. The recovery period is approximately five years and dependent on shipper throughput levels.

OTHER ITEMS AFFECTED BY RATE REGULATION

Allowance for Funds Used During Construction and Other Capitalized Costs

Under the pool method prescribed by certain regulators, it is not possible to identify the carrying value of the equity component of AFUDC or its effect on depreciation. Similarly, gains or losses on the retirement of certain specific fixed assets in any given year cannot be identified or quantified.

Operating Cost Capitalization

With the approval of regulators, certain operations capitalize a percentage of certain operating costs. These operations are authorized to charge depreciation and earn a return on the net book value of such capitalized costs in future years. In the absence of rate regulation, a portion of such operating costs would be charged to earnings in the year incurred.

EGD entered into a consulting contract relating to asset management initiatives. The majority of the costs, primarily consulting fees, are being capitalized to gas mains in accordance with regulatory approval. At December 31, 2013, cumulative costs relating to this consulting contract of $154 million (2012 - $144 million) were included in Property, plant and equipment and are being depreciated over the average service life of 25 years. In the absence of rate regulation, some of these costs would be charged to earnings in the year incurred.